Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Cash Flows [Line Items]
Net loss	$ (20,251,051)	$ (36,772,143)	$ (43,888,242)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share of loss from subsidiaries	31,604,578	46,869,641	12,380,350
Amortization expense			6,987,975
Share-based compensation expenses (reversal of share-based compensation expenses)	(1,013,080)	(153,034)	3,903,970
Loss on forgiveness of receivable from a subsidiary	1,164,737	1,600,517
Impairment of intangible assets			20,738,130
Changes in assets and liabilities:
Due from subsidiaries	17,376,204	(45,292,116)	127,102,949
Other current assets, net	738,592	(2,682,168)	400,545
Accrued liabilities and other payables	22,525		(53,603)
Due to subsidiaries	1,574,557	409,607
Net Cash Provided by (Used in) Operating Activities	31,217,062	(36,019,696)	127,572,074
Cash Flows from Investing Activities
Collections from short-term investments			15,000,000
Purchases of intangible assets			(10,000,000)
Net Cash Provided by Investing Activities			5,000,000
Effect of Foreign Exchange on Cash and Cash Equivalents	(2,505,070)	(3,780,565)	(1,760,012)
Net Increase (Decrease) in Cash and Cash Equivalents	28,711,992	(39,800,261)	130,812,062
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	172,588,698	212,388,959	81,576,897
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	201,300,690	172,588,698	212,388,959
Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards		$ 98	$ 232